Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017
Statements [Line Items]
Cash and cash equivalents	€ 207,530	€ 103,353	[1]	€ 39,367		€ 8,415
Historical volatility for shares, measurement input [member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 1,700
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	€ 1,700
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [member]
Statements [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 1,900
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities	(1,500)
Credit risk [member]
Statements [Line Items]
Maximum exposure to credit risk	232,000	119,000
Cash and cash equivalents	208,000	103,000
Other financial assets	24,000	€ 16,000
Currency risk [member] | Top of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	10,900
Currency risk [member] | Bottom of range [member]
Statements [Line Items]
Foreign exchange gain (loss)	€ 13,200
Currency risk [member] | Euro [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%
Currency risk [member] | US [Member]
Statements [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%

[1]	See Note 2 for details regarding the change in presentation of Other financial assets
[2]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets